Others, net	12 Months Ended
Dec. 31, 2018
Others, net
Others, net

21.Others, net

Others, net consist of the following:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Gains from business and investment disposals	1,232,853	74,965	1,320,266
Government financial incentives	721,564	843,447	614,658
Impairment of investments	(542,946)	(139,823)	(593,138)
Foreign exchange gains/(losses), net	(143,125)	213,482	(192,491)
Loss from fair value change of long-term investments	—	—	(1,512,979)
Others	275,030	324,337	458,859
Total	1,543,376	1,316,408	95,175

Government financial incentives represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group. As there is no further obligation for the Group to perform, government financial incentives are recognized as other income when received. The amounts of such government financial incentives are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government financial incentives in the future.